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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_]; Amendment Number:_________________
     This Amendment (Check only one.):   [_]is a restatement.
                                         [_]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sankaty Credit Opportunities Investors IV, LLC*
Address:  John Hancock Tower
          200 Clarendon Street
          Boston, Massachusetts 02116

Form 13F File Number:  28-14554

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jonathan S. Lavine
Title:    Managing member of Sankaty Credit Member, LLC, the
          managing member of Sankaty Credit Opportunities IV Investors, LLC.
Phone:    (617) 516-2000

Signature, Place, and Date of Signing:

      /s/ Jonathan S. Lavine          Boston, MA            11/14/2011
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*The  report on Form 13F for the period  ended  September  30,  2011 for Sankaty
Credit Opportunities Investors IV, LLC (the "Fund"), is being filed by Sankaty Advisors, LLC. Jonathan S. Lavine is the manager of Sankaty Advisors, LLC, and is also the managing member of Sankaty Credit Member, LLC which is the managing member of the Fund.

Report Type (Check  only  one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager:

     Form 13F File Number          Name

     28-11314                      Sankaty Advisors, LLC

     28-14551                      Sankaty Credit Member, LLC